LONG-TERM EMPLOYEE-RELATED OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
Schedule of Expected Future Benefits
Year	Amount

2024	80
2025	-
2026	99
2027	134
2028	59
Thereafter (through 2032)	349
Total	$721